U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Trust for Credit Unions
     4900 Sears Tower
     Chicago, Illinois 60606

2. Name of each series or class of funds for which this notice is filed:
     Money Market Portfolio
     Government Securities Portfolio
     Mortgage Securities Portfolio
     Target Maturity Portfolio (1996)
     Target Maturity Portfolio (February 1997)
     Target Maturity Portfolio (May 1997)

3.   Investment Company Act File Number:  33-18781

4.   Last day of fiscal year for which this notice is filed:

     August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Dollars - $690,405,720        Shares - 436,161,698

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     N/A

9. Number and aggregate sale price of securities sold during the fiscal year:

     Fund                            Dollars          Shares
     ----                            -------          ------
     Money Market Portfolio          $4,421,411,312   4,421,411,312
     Government Securities           $   77,231,757       7,889,155
       Portfolio
     Mortgage Securities Portfolio   $   87,891,530       8,975,532
     Target Maturity Portfolio(1996) $            0               0
     Target Maturity Portfolio       $            0               0
       (February 1997)
     Target Maturity Portfolio       $            0               0
       (May 1997)

     Total                           $4,586,534,599   4,438,275,999

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     Fund                            Dollars          Shares
     ----                            -------          ------

     Money Market Portfolio          $4,421,411,312   4,421,411,312
     Government Securities           $   77,231,757       7,889,155
       Portfolio
     Mortgage Securities Portfolio   $   87,891,530       8,975,532
     Target Maturity Portfolio(1996) $            0               0
     Target Maturity Portfolio       $            0               0
       (February 1997)
     Target Maturity Portfolio       $            0               0
       (May 1997)

     Total                           $4,586,534,599   4,438,275,999

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     ** Dollars and shares reinvested are included in securities sold above.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $4,586,534,599
                                                  ----------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    N/A**
                                                  ----------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        $4,586,534,599***
                                                  ----------------
     *** We have only reported the amount of redemptions equal to aggregate sales and DRIP shares that are reported in (i) above. For total redemptions see footnote **** below.

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):             N/A
                                                  ----------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                   $0
                                                  ----------------

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x 1/3300
                                                  ----------------

    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):               $0
                                                  ----------------

Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).
                                                            [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Scott M. Gilman
                              -----------------------------------
                              Scott M. Gilman, Treasurer
                              -----------------------------------

     Dated: October 28, 1996
           ------------------------

     *Please print the name and title of the signing officer below the signature.

     ****                       Price of          Number of
                                Shares            Shares
                                Redeemed or       Redeemed or
     Fund                       Repurchased       Repurchased
     ----                       -----------       -----------

     Money Market Portfolio     ($4,376,797,402)  (4,376,797,402)
     Government Securities      ($   71,061,723)  (    7,267,669)
       Portfolio
     Mortgage Securities        ($   16,550,279)  (    1,692,128)
       Portfolio
     Target Maturity Portfolio  ($  126,882,095)  (   13,300,010)
       (1996)
     Target Maturity Portfolio                0                0
       (February 1997)
     Target Maturity Portfolio                0                0
       (May 1997)

     Total                      ($4,591,291,499)  (4,399,057,209)


Pursuant to Rule 24e-2, the Registrant will file a Registration
Statement registering the net redemptions for the year equal to $4,756,900.